AZZAD FUNDS

Azzad Ethical Fund (ADJEX)

Azzad Wise Capital Fund (WISEX)

Supplement to the Prospectus and

Statement of Additional Information,

each dated November 1, 2019,

as supplemented March 30, 2020

Supplement dated July 16, 2020

The information in this Supplement amends certain information contained in the Prospectus and Statement of Additional Information for the Funds, each dated November 1, 2019, as supplemented March 30, 2020.

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Effective immediately, Azzad Ethical Fund’s and Azzad Wise Capital Fund’s (each a “Fund” and collectively the “Funds”) classifications have changed from “non-diversified” to “diversified” for purposes of the Investment Company Act of 1940, as amended. This means that each Fund, with respect to 75% of its total assets, may not purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Accordingly, any reference to the Funds being non-diversified are hereby deleted and the Prospectus is revised to reflect the fact that each fund is diversified.

The first sentence of the second paragraph on page 2 under the Investment Policies and Associated Risks section of the Statement of Additional Information is revised as follows:

Each Fund is a diversified series of the Trust, an open-end, management company organized as a Massachusetts business trust on October 4, 2001 (formerly Islamia Group of Funds).

The first sentence of the second paragraph on page 20 under the Organization section of the Statement of Additional Information is revised as follows:

Wise Capital Fund and the Azzad Ethical Fund are a series of Azzad Funds, an open-end, diversified management investment company under the Investment Company Act of 1940.

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This supplement, the Prospectus and the Statement of Additional Information, each dated November 1, 2019, as supplemented March 30, 2020, provide the information a prospective investor should know about the Funds and should be retained for future reference.   You may obtain a copy of the current Prospectus or Statement of Additional Information without charge by calling Azzad Funds at 888.862.9923 or visiting www.azzadfunds.com.